Parent Only Condensed Financial Information (Statements of Operations) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Interest expense, borrowed money	$ 2,768	$ 2,853	$ 3,074	$ 3,252	$ 3,213	$ 3,334	$ 3,368	$ 3,382	$ 11,947	$ 13,297	$ 13,668
Income before Income Tax Benefit and Equity in Undistributed Earnings (Loss) of Subsidiaries	1,436	(3,085)	(5,262)	2,597	946	2,028	3,304	3,146	(4,314)	9,424	15,831
Income tax expense (benefit)									(2,103)	5,218	1,846
Net (Loss) Income	1,057	(1,345)	(3,362)	1,588	990	1,188	1,952	1,921	(2,062)	6,051	14,326
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Dividends from subsidiary									15,745	9,611	5,334
Total Income									15,745	9,611	5,334
Interest expense, borrowed money									128	120	122
Other									37	(17)	60
Total Expense									165	103	182
Income before Income Tax Benefit and Equity in Undistributed Earnings (Loss) of Subsidiaries									15,580	9,508	5,152
Income tax expense (benefit)									(55)	97	120
Income before Equity in Undistributed Earnings of Subsidiaries									15,635	9,411	5,032
Equity in undistributed earnings (losses) of subsidiaries									(17,697)	(3,360)	9,294
Net (Loss) Income									$ (2,062)	$ 6,051	$ 14,326